CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 268,781	$ 418,941	$ 548,286	$ 736,605	$ 531,452
Restricted cash	373,887	7,873	180,049	2,392
Inventories	385,200	265,190		22,703
Total current assets	1,279,213	883,712		823,463
Non-current assets
Restricted cash	1,147	321	692	536
Investment securities - related parties		3,326
Property, equipment and software, net	345,336	354,617		253,471
Intangible assets	116,526	116,360		116,364
Operating lease right-of-use assets	158,864	173,103		158,724
Total non-current assets	1,227,041	700,966		548,489
Total assets	2,506,254	1,584,678		1,371,952
Current liabilities
Shortterm borrowings - third parties	518,479	226,772		28,748
Contract liabilities - third parties	50,054	44,184
Operating lease liabilities - third parties (including operating lease liabilities - third parties of VIEs without recourse to the Company of nil and US$716 as of December 31, 2023 and 2022, respectively)	14,526	16,760
Exchangeable notes		378,638		355,320
Convertible notes		20,277
Mandatorily redeemable noncontrolling interest (including mandatorily redeemable noncontrolling interest of VIEs without recourse to the Company of nil and US$11,381 as of December 31, 2023 and 2022, respectively)				11,381
Total current liabilities	1,840,454	1,757,281		932,879
Non-current liabilities
Contract liabilities - third parties	7,024	6,245
Put option liabilities		11,884
Exchangeable notes	77,087	75,678		71,792
Convertible notes	75,970	81,635		76,770
Deferred tax liabilities				126
Deferred income	296,489	270,097		258,450	340,296	$ 541,592
Total non-current liabilities	839,881	654,569		523,679
Total liabilities	2,680,335	2,411,850		1,456,558
Commitments and contingencies (note 28)
MEZZANINE EQUITY
Redeemable Convertible Preferred Stock Value		383,530		368,409
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares (US$0.00001 par value per share, 5,000,000,000 shares authorized as of December 31, 2023 and 2022; 474,621,603 shares issued and outstanding as of December 31, 2023 and 2022)	7	21		21
Additional paid-in capital	1,855,063	358,187		403,103
Receivable from shareholders				(26,447)
Accumulated other comprehensive income	25,278	25,267		17,707
Accumulated deficit	(2,048,092)	(1,588,773)		(846,757)
Total shareholders' deficit attributable to ordinary shareholders	(167,744)	(1,205,298)		(452,373)
Noncontrolling interests	(6,337)	(5,404)		(642)
Total shareholders' deficit	(174,081)	(1,210,702)	$ (778,451)	(453,015)	$ 195,321	$ 16,107
Total liabilities, mezzanine equity and shareholders' deficit	2,506,254	1,584,678		1,371,952
Related party
Current assets
Accounts receivable	19,674	22,430		8,545
Prepayments and other current assets	40,381	28,744		8,732
Non-current assets
Investment securities - related parties	2,168	3,326		8,411
Other non-current assets	2,689	2,706
Current liabilities
Accounts payable	413,779	340,419		5,770
Accrued expenses and other current liabilities	243,024	290,686		183,237
Convertible notes	110,661
Non-current liabilities
Operating lease liabilities	11,314	12,064		170
Put option liabilities		11,884
Other non-current liabilities	1,548	1,634		1,584
Nonrelated Party
Current assets
Accounts receivable	72,798	76,664		111
Prepayments and other current assets	118,492	63,870		44,375
Non-current assets
Intangible assets	116,526	116,360
Other non-current assets	65,792	50,533		10,983
Current liabilities
Shortterm borrowings - third parties		226,772		28,748
Accounts payable	58,271	20,123		1,466
Contract liabilities - third parties	50,054	44,184		7,843
Operating lease liabilities - third parties (including operating lease liabilities - third parties of VIEs without recourse to the Company of nil and US$716 as of December 31, 2023 and 2022, respectively)	14,526	16,760		15,815
Accrued expenses and other current liabilities	431,223	419,422		323,299
Convertible notes		20,277
Non-current liabilities
Contract liabilities - third parties	7,024	6,245
Operating lease liabilities	81,393	91,929		98,963
Put option liabilities	175,214
Other non-current liabilities	$ 108,293	103,403		15,824
Series Pre-A Preferred Shares Preferred Shares
MEZZANINE EQUITY
Redeemable Convertible Preferred Stock Value		184,509		177,284
Series A Preferred Shares Preferred Shares
MEZZANINE EQUITY
Redeemable Convertible Preferred Stock Value		$ 199,021		$ 191,125